RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

19. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

As of December 31, 2023 and 2024, current amounts due from related parties amounted to $40,582 and $5,220, respectively, and non-current amounts due from related parties amounted to $32,313 and $75,215, respectively. These primarily relate to receivables from the Company’s 49% owned affiliates in Mexico. As of December 31, 2023 and 2024, current and non-current amounts due from Horus Solar S.A. De Capital Variable were $33,664 and $34,742, respectively, and from Recursos Solares PV De México II S.A. De Capital Variable were $36,832 and $40,711, respectively.

Sales and purchase transactions with affiliates

The Company sold solar modules to Marangatu and Panati in Brazil, in the amounts of $100,939 and $67,463 in 2023, and $173 and nil in 2024, respectively. In 2022, 2023 and 2024, the Company delivered battery energy storage solutions to Crimson in the U.S., totaling $367,383, $17,182 and $5,300, respectively. In 2022, 2023 and 2024, the Company purchased raw materials from Yancheng Jiwa New Material Technology Co., Ltd. in the amounts of $5,192, $8,300 and $4,268, respectively. In 2022, 2023 and 2024, the Company provided asset management services to CSIF totaling $4,180, $10,004 and $5,508, respectively, and provided power services totaling $7,036, $6,974 and $7,623, respectively. The Company delivered turnkey battery energy storage solutions and EPC services to Suzhou Financial Leasing Co., Ltd. in the amount of nil, nil and $17,784 in 2022, 2023 and 2024, respectively.